FAIR VALUE MEASURES - Roll forward of Financial Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 22,267	$ 1,148	$ 1,148	$ 1,636
Issuance of convertible promissory notes	4,300	10,000	10,000
Financing costs related to issuance of convertible promissory notes			4,500
Change in fair value	1,813	6,619	6,619	(488)
Ending balance	28,380	22,267	22,267	1,148
Warrant liability Series B-1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	608	114	114	165
Change in fair value	73	494	494	(51)
Ending balance	681	608	608	114
Warrant liability Series D
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	2,770	1,034	1,034	1,471
Change in fair value	33	1,736	1,736	(437)
Ending balance	2,803	2,770	2,770	$ 1,034
Convertible Promissory Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	18,889
Issuance of convertible promissory notes	4,300		10,000
Financing costs related to issuance of convertible promissory notes			4,500
Change in fair value	300		4,389
Ending balance	$ 4,600	$ 18,889	$ 18,889